Transactions with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Schedule of Balances with Related Parties [Abstract]
Other payables - Employees and Institutions	$ 282	[1]	$ 310
Payables - expenses payable for directors’ remuneration	$ 28		$ 15

[1]	As to the conversion of USD 224 thousands into ordinary shares of the Company - see Note 21C